Cover	Mar. 31, 2025
Cover [Abstract]
Entity Registrant Name	ASP Isotopes Inc.
Entity Central Index Key	0001921865
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Mar. 31, 2025
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity File Number	001-41555
Entity Tax Identification Number	87-2618235
Entity Address Address Line 1	601 Pennsylvania Avenue NW
Entity Address Address Line 2	South Building
Entity Address Address Line 3	Suite 900
Entity Address Postal Zip Code	20004
Entity Address City Or Town	Washington
Entity Address State Or Province	DC
City Area Code	202
Local Phone Number	756-2245
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	ASPI
Security Exchange Name	NASDAQ